Label	Element	Value
BNY Mellon International Stock Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary BNY Mellon International Stock Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3.41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.41%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund generally is fully invested in stocks included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index and in futures whose performance is tied to certain countries included in the index. The fund generally invests in all stocks included in the index. The fund's investments are selected to match the benchmark composition along individual name, country and industry weighting, and other benchmark characteristics. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does.

Because the fund has expenses, performance will tend to be slightly lower than that of the MSCI EAFE® Index. The fund attempts to have a correlation between its performance and that of the MSCI EAFE® Index of at least .95, before fees and expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated.

The MSCI EAFE® Index is an unmanaged, free float-adjusted, market capitalization weighted index that is designed to measure the performance of publicly-traded stocks issued by companies in developed markets, excluding the United States and Canada. Each stock in the index is weighted by its float-adjusted market capitalization.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

● Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

● Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

● Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

● Risk of investing in Japan and the United Kingdom. The MSCI EAFE® Index may be comprised of a large percentage of securities of companies organized in Japan or the United Kingdom (UK). To the extent the fund invests a significant portion of its assets in the securities of companies organized in Japan or the UK, it is more likely to be impacted by events or conditions affecting those countries. The risk of investing in the UK may be heightened due to the UK's withdrawal from membership in the European Union (known as "Brexit"). Although the effects of Brexit are unknown at this time, Brexit may result in fluctuations of exchange rates, increased illiquidity, inflation, and changes in legal and regulatory regimes to which certain of the fund's assets are subject. These and other geopolitical developments could have a negative impact on both the UK's economy and the economies of the other countries in Europe, as well as greater volatility in the global financial and currency markets.

● Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com. Prior to August 31, 2016, the fund's Investor shares were undesignated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.im.bnymellon.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q4, 2022: 18.28% Worst Quarter Q1, 2020: -22.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.64%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share class will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

For the fund's Class I shares, periods prior to the inception date reflect the performance of the fund's Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/22)
BNY Mellon International Stock Index Fund | MSCI EAFE® Index reflects no deductions for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.45%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.67%
BNY Mellon International Stock Index Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.01%
Total other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 750
Annual Return 2013	rr_AnnualReturn2013	21.12%
Annual Return 2014	rr_AnnualReturn2014	(5.91%)
Annual Return 2015	rr_AnnualReturn2015	(1.19%)
Annual Return 2016	rr_AnnualReturn2016	0.98%
Annual Return 2017	rr_AnnualReturn2017	24.46%
Annual Return 2018	rr_AnnualReturn2018	(13.92%)
Annual Return 2019	rr_AnnualReturn2019	21.46%
Annual Return 2020	rr_AnnualReturn2020	7.50%
Annual Return 2021	rr_AnnualReturn2021	10.85%
Annual Return 2022	rr_AnnualReturn2022	(14.55%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.55%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.18%
BNY Mellon International Stock Index Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.78%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.75%
BNY Mellon International Stock Index Fund | Investor Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.47%
BNY Mellon International Stock Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%
Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Miscellaneous other expenses	rr_Component2OtherExpensesOverAssets	0.01%
Total other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.36%
Fee waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses (after fee waiver)	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	443
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	36
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	113
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	197
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 443
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.30%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2016

[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its management agreement with the fund to: (1) pay all of the fund's direct expenses, except management fees, shareholder services plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fee pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members (in the amount of .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.